Equity - Convertible Preferred Stock (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Beginning number of share	0	17,482,000
Decrease	0	(17,482,000)
Ending number of share	0	0